Other employee benefits (Schedule of net benefit liability for other employee benefits (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Employee Benefits [Line Items]
Unfunded benefit obligation	$ 103,160	$ 87,216	$ 128,843
Vacation accrual and other - non-current	2,532	2,607
Net liability	$ 105,692	$ 89,823